EARNING PER SHARE	12 Months Ended
Jun. 30, 2023
EARNING PER SHARE
EARNING PER SHARE

10.    EARNING PER SHARE

	06/30/2023	06/30/2022	06/30/2021
Numerator
Profit (Loss) for the year (basic EPS)	18,779,876	(7,199,618)	(6,870,163)
Profit (Loss) for the year (diluted EPS)	18,779,876	(7,199,618)	(6,870,163)
Denominator
Weighted average number of shares (basic EPS)	62,146,082	42,302,318	39,218,632
Weighted average number of shares (diluted EPS)	63,185,508	42,302,318	39,218,632

Basic profit (loss) attributable to ordinary equity holders of the parent	0.3022	(0.1702)	(0.1752)
Diluted profit (loss) attributable to ordinary equity holders of the parent	0.2972	(0.1702)	(0.1752)

For the year ended June 30, 2023, diluted earnings per share was calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group had two categories of dilutive potential shares, share-based incentives and the convertible notes.

The stock options were included in the diluted EPS calculation for the year ended June 30, 2023 only for the tranches in which the average market price of ordinary shares during the periods was higher than the assumed proceeds per option.

Convertible notes outstanding were not included in the diluted EPS calculations for the year ended June 30, 2023 because the interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.